Common Shares (Details) $ / shares in Units, shares in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CAD ($) shares	Dec. 31, 2019 CAD ($) $ / shares shares	Dec. 31, 2019 USD ($) shares
Class of Stock [Line Items]
Gross proceeds, net of commissions	$ 171	$ 1,751
2.10% Unsecured Notes
Class of Stock [Line Items]
Repayments of long-term debt			$ 500
Stated interest rate (percent)		2.10%
Common Shares
Class of Stock [Line Items]
Common shares issued (shares) | shares	3.5	34.8	34.8
Gross proceeds, net of commissions	$ 174	$ 1,756
Common Shares | At-the-market
Class of Stock [Line Items]
Common shares issued (shares) | shares		4.1	4.1
Average price (CAD per share) | $ / shares		$ 52.16
Gross proceeds		$ 212
Gross proceeds, net of commissions		$ 209
Common Shares | Other Issuances
Class of Stock [Line Items]
Common shares issued (shares) | shares		22.8	22.8
Gross proceeds		$ 1,190
Gross proceeds, net of commissions		$ 1,167
Share price (CAD per share) | $ / shares		$ 52.15